Vessels, Port Terminals and Other Fixed Assets (Tables)	6 Months Ended
Jun. 30, 2014
Vessels, Port Terminals and Other Fixed Assets [Abstract]
Vessels
Vessels, Port Terminals and Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$ 2,233,353	$ (424,498)	$ 1,808,855
Additions	110,753	(44,250)	66,503
Write-off	(211)	144	(67)
Balance June 30, 2014	$ 2,343,895	$ (468,604)	$ 1,875,291